Note 4 - Changes in Accounting Standards	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Changes in accounting standards [text block]
4.	CHANGES IN ACCOUNTING STANDARDS

(a)	Accounting standards adopted during the year

During 2023, the Company adopted the following amendments to standards:

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Amendments to IAS 12, Income Taxes (effective January 1, 2023) clarify how companies should account for deferred tax related to assets and liabilities arising from a single transaction, such as leases and decommissioning obligations. The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies need to recognize a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of the related asset and liability. The implementation of these amendments did not have a significant impact on the Company’s tax provision for its December 31, 2023 financial statements.

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Amendments to IAS 12, International Tax Reform — Pillar Two Model Rules. The Company adopted amendments to IAS 12 Income taxes in response to the Organization for Economic Co-operation and Development's (OECD) Pillar Two model tax rules (also known as the Global Minimum Tax) adopted through amendments to IAS 12, International Tax Reform — Pillar Two Model Rules (effective January 1, 2023). The amendments provide that an entity has to disclose separately its current tax expense related to Global Minimum Tax as well as a mandatory temporary exception to the requirements regarding deferred tax assets and liabilities. The amendments also provide that in a year where the Global Minimum Tax legislation is enacted or substantively enacted, but not yet in effect, an entity discloses known or reasonably estimable information that helps users of financial statements understand the entity’s exposure to Global Minimum Tax arising from that legislation. The Company has applied the mandatory temporary exemption regarding deferred taxes. The adoption of these amendments did not have a material impact on these consolidated financial statements.

(b)	Accounting standards and amendments issued but not yet adopted

The Company has not applied the following amendments to standards that have been issued but are not yet effective:

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Amendments to IAS 1, Presentation of Financial Statements. The amendments to IAS 1, clarifies the presentation of liabilities. The classification of liabilities as current or noncurrent is based on contractual rights that are in existence at the end of the reporting year and is affected by expectations about whether an entity will exercise its right to defer settlement. A liability not due over the next twelve months is classified as non-current even if management intends or expects to settle the liability within twelve months. The amendment also introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendment issued in October 2022 also clarifies how conditions with which an entity must comply within twelve months after the reporting year affect the classification of a liability. Covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. The amendments are effective for annual reporting years beginning on or after January 1, 2024. The implementation of this amendment is not expected to have a material impact on the Company.